Annual Operating Expenses {- Fidelity Advisor® Overseas Fund} - 10.31 Fidelity Advisor Overseas Fund - AMCIZ PRO-13 - Fidelity Advisor® Overseas Fund	Dec. 30, 2021
Fidelity Advisor Overseas Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.87%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.31%
Total annual operating expenses	1.43%
Fidelity Advisor Overseas Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.87%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.28%
Total annual operating expenses	1.65%
Fidelity Advisor Overseas Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.87%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.38%
Total annual operating expenses	2.25%
Fidelity Advisor Overseas Fund-Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.87%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	1.12%
Fidelity Advisor Overseas Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.87%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	1.02%